PROVISION FOR CLOSURE AND RECLAMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions [abstract]
Provision for closure and reclamation, beginning	$ 266,790	$ 265,239	$ 244,323
Change in estimate reclamation provision	405,196	0	0
Accretion	23,271	1,551	20,916
Provision for closure and reclamation, ending	$ 695,257	$ 266,790	$ 265,239